Total
Wireless Fund
Investment Objective
The Wireless Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wireless Fund Wireless Fund
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed).	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wireless Fund Wireless Fund
Management Fees	1.95%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.95%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wireless Fund | Wireless Fund | USD ($)	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.42% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in small, mid and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities.

Value Trend Capital Management, LP (the “Adviser”) uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company’s long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

The Adviser may sell a company when the company reaches the Adviser’s appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, when technological developments change, or when the Adviser determines that management of the company is not enhancing shareholder value.

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Small and Mid-Capitalization Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations.

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Management Risk

The Adviser’s strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-800-590-0898.

For the period January 1, 2021 through June 30, 2021, the total return for the Fund was 11.49%. Best Quarter (6/30/20) + 24.15 % Worst Quarter (9/30/11) -15.85%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/20
Average Annual Total Returns - Wireless Fund	1 Year	5 Years	10 Years
Wireless Fund	41.05%	20.66%	13.62%
Wireless Fund | After Taxes on Distributions	37.34%	18.67%	12.53%
Wireless Fund | After Taxes on Distributions and Sales	26.46%	16.49%	11.16%
NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)	44.92%	22.12%	18.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.